SUPPLEMENT TO THE PROSPECTUS
                             TMK/United Funds, Inc.

The following replaces the information on pages 4 through 13 in the Financial Highlights information for each Portfolio with respect to the fiscal year ended December 31, 1996.

                                                      Small               Asset  Limited-                High
                       Growth    IncomeInternational    Cap  Balanced  Strategy Term Bond      Bond    Income
                    Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio
                    --------- --------- --------- --------- --------- --------- --------- --------- ---------
Net asset value,
  beginning of
  period ..........   $6.8260   $8.6756   $5.2790   $7.6932   $5.9000   $5.0137   $5.2521   $5.3592   $4.4448
                      -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ........    0.0990    0.0856    0.0644    0.0170    0.1594    0.1814    0.2842    0.3407    0.4216
  Net realized and
    unrealized gain
    (loss) on
    investments ...    0.7478    1.6280    0.7329    0.6367    0.5003    0.1206   (0.0870)  (0.1588)   0.1302
                      -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
  operations ......    0.8468    1.7136    0.7973    0.6537    0.6597    0.3020    0.1972    0.1819    0.5518
                      -------   -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income ........   (0.0990)  (0.0856)  (0.0644)  (0.0170)  (0.1594)  (0.1814)  (0.2842)  (0.3407)  (0.4216)
  Distribution from
    capital gains .   (0.7771)  (0.1663)  (0.0129)  (0.3123)  (0.2036)  (0.0000)  (0.0012)  (0.0000)  (0.0000)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------
Total distributions   (0.8761)  (0.2519)  (0.0773)  (0.3293)  (0.3630)  (0.1814)  (0.2854)  (0.3407)  (0.4216)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
  end of period ...   $6.7967  $10.1373   $5.9990   $8.0176   $6.1967   $5.1343   $5.1639   $5.2004   $4.5750
                      =======  ========   =======   =======   =======   =======   =======   =======   =======
Total return ......   12.40%    19.75%    15.11%     8.50%    11.19%     6.05%     3.79%     3.43%    12.46%
Net assets, end of period
  (000 omitted) ...  $513,163  $462,391   $79,849   $97,408   $42,427    $8,474    $3,715   $92,367   $97,406
Ratio of expenses to
  average net assets  0.73%      0.73%     1.00%     0.91%     0.70%     0.93%     0.76%     0.59%     0.71%
Ratio of net investment
  income to average
  net assets ......   1.44%      0.97%     1.42%     0.25%     3.18%     3.92%     5.92%     6.39%     9.10%
Portfolio turnover
  rate ............ 243.00%     22.95%    75.01%   133.77%    44.23%    49.92%    15.81%    64.02%    58.91%
Average commission rate
  paid ............  $0.0572    $0.0586   $0.0217   $0.0448   $0.0579   $0.0375

To be attached to page 3 of the Prospectus of TMK/United Funds, Inc. dated April 4, 1997.

This Supplement is dated April 21, 1997.

                                  INSTRUCTIONS
This supplement to the TMK/United Funds, Inc. Prospectus relates to your Advantage policy (Advantage I Variable Life or Advantage II Variable Annuity) issued by United Investors Life Insurance Company.


U1147

TMK/UNITED FUNDS, INC.

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED April 4, 1997

The following replaces the information on page 3 under the heading "Total Return" with respect to average annual total return quotations.

                          One-year      Five-year
                        period from    period from  Period from
                         1-1-96 to      1-1-92 to   7-13-87* to
                          12-31-96       12-31-96    12-31-96
                        -----------    -----------  -----------
Bond Portfolio               3.43%          7.31%       8.66%
High Income Portfolio       12.46%         11.99%       9.73%
Growth Portfolio            12.40%         17.05%      15.66%
Income Portfolio            19.75%         15.72%      15.88**
International Portfolio     15.11%          8.34%***
Small Cap Portfolio          8.50%         22.99%***
Balanced Portfolio          11.19%         12.71%***
Limited-Term Bond Portfolio  3.79%          6.72%***
Asset Strategy Portfolio     6.05%          4.68%****

   *Date of initial public offering.
  **Period from July 16, 1991, date of initial offering, to December 31, 1996. ***Period from May 3, 1994, date of initial offering, to December 31, 1996.
****Period from May 1, 1995, date of initial offering, to December 31, 1996.
    Science and Technology Portfolio commenced operations in 1997.

This Supplement is to be attached to page 3 of the Statement of Additional Information of TMK/United Funds, Inc. dated April 4, 1997.

This Supplement is dated April 21, 1997.